Derivative Instruments (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	$ 18,480,883	$ 22,266,105	$ (48,697,841)
Futures and Forward Trading
Net gain (loss) from futures, forward and equity options trading
Realized	(3,286,886)	26,546,796	(24,697,561)
Change in unrealized	21,767,769	(4,280,691)	(27,921,376)
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	18,480,883	22,266,105	(52,618,937)
Equity Options
Net gain (loss) from futures, forward and equity options trading
Realized			3,921,096
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading			$ 3,921,096